Transactions with Related Parties (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Due to general partner member	$ 1,493,480	$ 1,232,675	$ 271,338